Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Right-of-use assets and lease liabilities
Disclosure of additional lease information	Right-of-use assets are amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:
Vehicles	3.5 years
Buildings	5.3 years
Machines and equipment	3 years

Disclosure of quantitative information about right-of-use assets

(a)    Right-of-use assets

	Vehicles	Buildings	Machinery and equipment	Total

Cost	149,040	189,689	92,584	431,313
Accumulated depreciation	(72,365)	(113,787)	(42,939)	(229,091)

Balance at June 30, 2024	76,675	75,902	49,645	202,222

Cost	149,726	188,601	98,176	436,503
Impairment losses	(1,017)	(1,282)	(667)	(2,966)
Accumulated depreciation	(102,724)	(146,173)	(57,514)	(306,411)

Balance at June 30, 2025 (i)	45,985	41,146	39,995	127,126

Disclosure of quantitative information about lease liabilities	(b) Lease liabilities
	2025	2024

Vehicles	50,026	82,265
Buildings	71,378	103,968
Machinery and equipment	22,665	30,513

Total	144,069	216,746

Current	80,670	96,222
Non-current	63,399	120,524